Document and Entity Information	Jan. 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001597313
Document Type	8-K
Document Period End Date	Jan. 07, 2021
Entity Registrant Name	ViewRay, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37725
Entity Tax Identification Number	42-1777485
Entity Address, Address Line One	2 Thermo Fisher Way
Entity Address, City or Town	Oakwood Village
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44146
City Area Code	(440)
Local Phone Number	703-3210
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	VRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false